Retirement benefits - Summary of Retirement Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans:
Interest income on plan assets	$ (3,153)	$ (2,999)	$ (3,417)
Other	(31)	(467)	252
Total	560	295	850
Defined contribution plans	515	514	474
Total retirement benefit expense	1,075	809	1,324
Pensions
Defined benefit plans:
Current service cost, net of plan participants' contributions	680	802	731
Interest expense on defined pension benefit obligations	2,769	2,757	3,072
OPEB
Defined benefit plans:
Current service cost, net of plan participants' contributions	31	38	36
Interest expense on defined pension benefit obligations	172	154	166
Asset ceilings
Defined benefit plans:
Interest expense on defined pension benefit obligations	$ 92	$ 10	$ 10